RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16. RELATED PARTY TRANSACTIONS

Prior to the Spin-Off, the Company has not historically operated as a separate, stand-alone company and, accordingly has had various relationships with HCMC whereby HCMC provided services to the Company as noted below. Related party transactions prior to Spin-Off include allocation of general corporate expenses and advances from parent.

Allocation of General Corporate Expenses

HCMC provided human resources, accounting, payroll processing, legal and other managerial services to the Company prior to the Spin-Off. The accompanying condensed consolidated financial statements for three months ended March 31, 2024 include allocations of these expenses in the amount of $0.6 million. Following the Spin-Off, HCWC and HCMC entered into a Transition Services Agreement (“TSA”), under which both companies agreed to provide certain transitional services to one another to ensure smooth separation. These services are provided on a transitional basis and will continue for a period of up to one year following the Spin-Off.

Management adopted a proportional cost allocation method to allocate HCMC expenses to the Company. The allocation method calculates the appropriate share of overhead costs to the Company based on management’s estimate that the sum of management time and resources spent managing the Company is approximately equal to the amount of time and resources spent managing HCMC and its subsidiaries. As a result, 50% of HCMC overhead on a weighted average basis was allocated to the Company based on the fact that management spent equal amount of time to manage HCMC and the Company. The Company believes the allocation methodology used is reasonable and has been consistently applied, and results in an appropriate allocation of costs incurred. However, these allocations may not be indicative of the cost had the Company been a stand-alone entity or of future services. For the three months ended March 31, 2025, HCWC established its independent payroll system but continues to share certain staff with HCMC. HCMC and HCWC continue providing human resources, accounting, payroll processing, and other managerial services to each other based on the TSA. Management continued using 50% proportional cost allocation method to split the shared cost. HCWC directly funds its 50% share and records its 50% share as Operating Expenses in its financial statements. The pre-Spin-Off allocated amounts were not settled in cash and were included in the Net Parent’s Investment.

Investment by Parent

For the three months ended March 31, 2024, the net operating expenses of $0.7 million incurred by HCMC on behalf of the Company were included in the Net Parent’s Investment. Upon Spin-Off, the Company wrote off the net parent investment balance to additional paid-in capital.

Intercompany Receivable and Payable

Prior to Spin-Off, there was no intercompany agreement between the Company and HCMC. Management has determined those intercompany receivables and payables will be settled within twelve months after the balance sheet date. As a result, the Company’s intercompany balances are reflected as “due to” or “due from” accounts in the condensed consolidated balance sheets. At the time of Spin-off, the Company had a net payable balance to HCMC in the amount of $1.2 million, and the Company paid the balance in full to settle on the Spin-Off date of September 13, 2024. The Company had a net intercompany receivable balance of $1.2 million and $0.2 million from HCMC as of March 31, 2025 and December 31, 2024, respectively. The increased intercompany receivable balance was a result of continued funding from HCWC to HCMC to support HCMC’s operations during the transition period, as compliant with the TSA. HCWC’s cash advances to HCMC are transitional, short-term, and repayable within 12 months.

The intercompany receivable from HCMC is considered a financial asset subject to CECL. Management has determined that no allowance for credit losses is required as of March 31, 2025 and December 31, 2024, due to the short-term nature of the receivable, HCMC’s ability to fulfill obligations under the Transition Services Agreement (TSA). The Company will continue to monitor credit risk and adjust the allowance if conditions change.

Agreements with HCMC

The Company entered into several agreements with the former parent that, among other things, effect the separation and govern the relationship of the parties following the Spin-Off. These agreements include:

●	a Separation Agreement that will set forth HCMC’s and the Company’s agreements regarding the principal actions that both parties will take in connection with the Spin-Off and aspects of our relationship following the Spin-Off;
●	a Transition Services Agreement pursuant to which HCMC and the Company will provide each other specified services on a transitional basis to help ensure an orderly transition following the Spin-Off.
●	a Tax Matters Agreement (“TMA”) that will govern the respective rights, responsibilities and obligations of HCMC and the Company after the Spin-Off with respect to all tax matters and will include restrictions to preserve the tax-free status of the Spin-Off; and
●	an Employee Matters Agreement (“EMA”) that will address employment, compensation and benefits matters, including the allocation and treatment of assets and liabilities arising out of employee compensation and benefits programs in which our employees participated prior to the Spin-Off.

Under the terms of the transition services agreement, the HCMC will provide to the Company, on a transitional basis, certain services or functions, including information technology, accounting, human resources, and payroll functions. Generally, these services will be provided for a period of up to one year following the Spin-Off. Consideration and costs for the transition services will be determined using several billing methodologies as described in the agreements, including customary billing and pass-through billing. Costs for transition services provided by the former parent are recorded within the Condensed Consolidated Statements of Operations based on the nature of the services.

NOTE 18. RELATED PARTY TRANSACTIONS

Prior to the Spin-Off, the Company has not historically operated as a separate, stand-alone company and, accordingly has had various relationships with HCMC whereby HCMC provided services to the Company as noted below. Related party transactions prior to Spin-Off include allocation of general corporate expenses and advances from parent.

Allocation of General Corporate Expenses

HCMC provided human resources, accounting, payroll processing, legal and other managerial services to the Company prior to the Spin-Off. The accompanying consolidated financial statements include allocations of these expenses. Following the Spin-Off, HCWC and HCMC entered into a TSA, under which both companies agreed to provide certain transitional services to one another to ensure smooth separation. These services are provided on a transitional basis and will continue for a period of up to one year following the Spin-Off.

Management adopted a proportional cost allocation method to allocate HCMC expenses to the Company. The allocation method calculates the appropriate share of overhead costs to the Company based on management’s estimate that the sum of management time and resources spent managing the Company is approximately equal to the amount of time and resources spent managing HCMC and its subsidiaries. As a result, 50% of HCMC overhead on a weighted average basis was allocated to the Company based on the fact that management spent equal amount of time managing HCMC and the Company. The Company believes the allocation methodology used is reasonable and has been consistently applied, and results in an appropriate allocation of costs incurred. However, these allocations may not be indicative of the cost had the Company been a stand-alone entity or of future services. HCMC allocated approximately $2.1 million and $2.5 million for the years ended December 31, 2024 and 2023, respectively. The pre-Spin-Off allocated amounts will not be cash settled and are included in the Net Parent’s Investment.

Investment by Parent

For the thirty-six weeks ended September 13, 2024, the net operating expenses of $1.7 million incurred by HCMC on behalf of the Company was included in the Net Parent’s Investment. For the year ended December 31, 2023, the net operating expenses of $2.5 million incurred by HCMC on behalf of the Company, $0.8 million cash advance attributable to the Ellwood Thompson’ acquisition and $0.1 million HCMC loan payment on behalf of Green’s Natural Foods were included in the Net Parent’s Investment. Upon Spin-Off, the Company wrote off the net parent investment balance to additional paid-in capital.

Intercompany Receivable and Payable

Prior to Spin-Off, there was no intercompany agreement between the Company and HCMC. Management has determined those intercompany receivables and payables will be settled within twelve months after the balance sheet date. As a result, the Company’s intercompany balances are reflected as “due to” or “due from” accounts in the consolidated balance sheets. At the time of Spin-Off, the Company had a net payable balance to HCMC in the amount of $1.2 million, and the Company paid the balance in full to settle on the Spin-Off date of September 13, 2024. The Company had a net intercompany balance of $0.2 million and $3.8 million from HCMC as of December 31, 2024 and December 31, 2023, respectively.

Agreements with HCMC

The Company entered into several agreements with the former parent that, among other things, effect the separation and govern the relationship of the parties following the Spin-Off. These agreements include:

●	a Separation Agreement that will set forth HCMC’s and the Company’s agreements regarding the principal actions that both parties will take in connection with the Spin-Off and aspects of our relationship following the Spin-Off;
●	a Transition Services Agreement (“TSA”) pursuant to which HCMC and the Company will provide each other specified services on a transitional basis to help ensure an orderly transition following the Spin-Off.
●	a Tax Matters Agreement (“TMA”) that will govern the respective rights, responsibilities and obligations of HCMC and the Company after the Spin-Off with respect to all tax matters and will include restrictions to preserve the tax-free status of the Spin-Off; and
●	an Employee Matters Agreement (“EMA”) that will address employment, compensation and benefits matters, including the allocation and treatment of assets and liabilities arising out of employee compensation and benefits programs in which our employees participated prior to the Spin-Off.

Under the terms of the transition services agreement, the HCMC will provide to the Company, on a transitional basis, certain services or functions, including information technology, accounting, human resources, and payroll functions. Generally, these services will be provided for a period of up to one year following the Spin-Off. Consideration and costs for the transition services will be determined using several billing methodologies as described in the agreements, including customary billing and pass-through billing. Costs for transition services provided by the former parent are recorded within the Consolidated Statements of Operations based on the nature of the services. Following the Spin-Off, the Company recognized costs of $0.4 million for services provided by the former parent in 2024 pursuant to the transition services agreement.